Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Customer receivables	$ 408,551	$ 418,016
Other current receivables	9,310	7,062
Accounts Receivable, gross	417,861	425,078
Less allowances	(6,940)	(4,077)
Total	$ 410,921	$ 421,001